Schedule of property and equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 99,706	$ 100,875
Less: accumulated depreciation	(64,591)	(46,940)
Impairment
Property and equipment, net – Continuing operations	35,115	53,935
Property and equipment, net – Discontinued operations		495
Property and equipment, net	35,115	54,430
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,939	3,985
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 95,767	$ 96,890